Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leafly Holdings, Inc.[Member]
Net Loss Per Share [Line Items]
Net Loss Per Share

NOTE 17 — Net Loss Per Share

Basic and diluted net loss per share attributable to common stockholders is presented in conformity with the two-class method required for participating securities. The Company considers its preferred stock to be participating securities. Net loss is attributed to common stockholders and participating securities based on their participation rights. Net loss is not attributed to the preferred stock as the holders of the preferred stock do not have a contractual obligation to share in any losses.

Under the two-class method, basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period.

Diluted earnings per share attributable to common stockholders adjusts basic earnings per share for the potentially dilutive impact of stock options, preferred stock, and convertible notes. As the Company has reported losses for all periods presented, all potentially dilutive securities are antidilutive and accordingly, basic net loss per share equals diluted net loss per share.

The following table presents the computation of basic and diluted net loss per share attributable to common stockholders, as a group, for the periods presented:

	Nine Months Ended September 30,
	2021	2020
Net loss (numerator)	$(6,880)	$(8,977)
Weighted average shares outstanding (denominator)	75,630	76,789
Basic and diluted net loss per share	$(0.09)	$(0.12)

The Company had three classes of common stock outstanding during the periods presented. Following are the calculations of basic and diluted net loss per share for each class of common stock:

	Nine Months Ended September 30, 2021
	Class 1	Class 2	Class 3
Net loss (numerator)	$(2,598)	$(3,811)	$(471)
Weighted average shares outstanding (denominator)	28,564	41,892	5,174
Basic and diluted net loss per share	$(0.09)	$(0.09)	$(0.09)
	Nine Months Ended September 30, 2020
	Class 1	Class 2	Class 3
Net loss (numerator)	$(3,340)	$(4,897)	$(740)
Weighted average shares outstanding (denominator)	28,572	41,884	6,333
Basic and diluted net loss per share	$(0.12)	$(0.12)	$(0.12)

The following shares of common stock subject to outstanding options, convertible notes, and convertible preferred stock were excluded from the computation of diluted net income per share attributable to common stockholders for the periods presented as their effect would have been antidilutive:

	Nine Months Ended September 30,
	2021	2020
Shares subject to outstanding common stock options	11,527	4,499
Shares subject to convertible promissory notes	38,669	15,214
Series A preferred stock	18,702	18,702

See Note 10 for additional information regarding convertible promissory notes. See Note 11 for additional information regarding the terms of the preferred stock. See Note 12 for additional information regarding stock options.

NOTE 15 — Net Loss Per Share

Basic and diluted net loss per share attributable to common stockholders is presented in conformity with the two-class method required for participating securities. The Company considers its preferred stock to be participating securities. Net loss is attributed to common stockholders and participating securities based on their participation rights. Net loss is not attributed to the preferred stock as the holders of the preferred stock do not have a contractual obligation to share in any losses.

Under the two-class method, basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period.

Diluted earnings per share attributable to common stockholders adjusts basic earnings per share for the potentially dilutive impact of stock options, preferred stock, and convertible notes. As the Company has reported losses for all periods presented, all potentially dilutive securities are antidilutive and accordingly, basic net loss per share equals diluted net loss per share.

The following table presents the computation of basic and diluted net loss per share attributable to common stockholders for the periods presented:

	2020	2019
Net loss (numerator)	$(9,964)	$(31,936)
Weighted average shares outstanding (denominator)	76,431	69,186
Basic and diluted net loss per share	$(0.13)	$(0.46)

The Company had three classes of common stock outstanding during the periods presented. Following are the calculations of basic and diluted net loss per share for each class of stock:

	Year-ended December 31, 2020
	Class 1	Class 2	Class 3
Net loss (numerator)	$(3,725)	$(5,460)	$(779)
Weighted average shares outstanding (denominator)	28,570	41,886	5,975
Basic and diluted net loss per share	$(0.13)	$(0.13)	$(0.13)
	Year-ended December 31, 2019
	Class 1	Class 2	Class 3
Net loss (numerator)	$(13,335)	$(16,687)	$(1,914)
Weighted average shares outstanding (denominator)	28,889	36,150	4,147
Basic and diluted net loss per share	(0.46)	(0.46)	(0.46)

The following shares subject to outstanding options, convertible notes, and convertible preferred stock were excluded from the computation of diluted net income per share attributable to common stockholders for the periods presented as their effect would have been antidilutive:

	2020	2019
Shares subject to outstanding common stock options	6	5,982
Shares subject to convertible promissory notes	—	15,214
Series A preferred stock	18,702	—
	18,708	21,196

See Note 9 for additional information regarding convertible promissory notes. See Note 10 for additional information regarding the terms of the preferred stock. See Note 11 for additional information regarding stock options.